Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets And Liabilities
Schedule of other assets

	Note	12/31/2024	12/31/2023
Financial		138,325	129,050
At amortized cost		136,713	127,699
Receivables from credit card issuers		82,014	80,957
Deposits in guarantee for contingent liabilities, provisions and legal obligations	29d	13,662	13,277
Trading and intermediation of securities		24,152	18,655
Income receivable		4,080	3,784
Operations without credit granting characteristics, net of provisions		9,759	10,016
Net amount receivables from reimbursement of provisions	29c	358	943
Deposits in guarantee of fund raisings abroad		40	67
Foreign exchange portfolio		2,648	-
At fair value through profit or loss		1,612	1,351
Other financial assets		1,612	1,351
Non-financial		29,064	20,027
Sundry foreign		4,524	771
Prepaid expenses		8,503	7,714
Sundry domestic		4,028	4,629
Assets of post-employment benefit plans	26e	301	343
Encrypted digital assets		2,345	-
Lease right-of-use		4,070	3,351
Other		5,293	3,219
Current		144,402	127,104
Non-current		22,987	21,973

Schedule of other liabilities

	Note	12/31/2024	12/31/2023
Financial		192,951	182,348
At amortized cost		192,407	181,788
Credit card operations		164,872	156,406
Trading and intermediation of securities		18,636	15,510
Foreign exchange portfolio		-	2,354
Finance leases		3,681	3,302
Other		5,218	4,216
At fair value through profit or loss		544	560
Other financial liabilities		544	560
Non-financial		55,759	41,867
Funds in transit		25,124	15,250
Charging and collection of taxes and similar		398	608
Social and statutory		12,487	10,675
Deferred income		1,258	1,316
Sundry domestic		5,076	3,435
Personnel provision		2,731	2,386
Provision for sundry payments		2,260	1,865
Obligations on official agreements and rendering of payment services		2,433	2,035
Liabilities from post-employment benefit plans	26e	2,361	2,772
Other		1,631	1,525
Current		237,767	212,882
Non-current		10,943	11,333